Finance Costs - Schedule of Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance Costs [Abstract]
Interest on debts and borrowings	$ 142,777	$ 88,877
Interest on lease liabilities	6,179	6,208
Total finance costs	$ 148,956	$ 95,085